Stock Plans - Summary of PSU Activity Under Stock Plans (Detail) - Performance-Based Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Shares
Beginning Balance	201,000
Granted	0
Vested	0	0	(122,600)
Forfeited	(201,000)
Ending Balance	0	201,000
Weighted-Average Grant-Date Fair Value
Beginning Balance	$ 18.94
Granted	0	$ 0	$ 28.09
Vested	0	0	$ 28.09
Forfeited	18.94
Ending Balance	$ 0	$ 18.94